Deconsolidation of Subsidiary (Details) - Schedule of Consolidated Financial Statements - DDC CATV [Member] - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Deconsolidation of Subsidiary (Details) - Schedule of Consolidated Financial Statements [Line Items]
Total revenue	$ 1,568,078
Total expenses	1,644,560
Loss before tax	(76,482)
Tax expenses	2,560
Net income (loss) available to common shareholders	79,042
Other comprehensive loss, net of tax	25,364
Total assets	1,575,722	1,820,080
Total liabilities	1,765,211	1,905,163
Total equity	$ (189,489)	$ (85,083)